6. Acquisition: Schedule of allocation of purchase price for acquisition (Details)	Jun. 30, 2020 USD ($)
Details
Purchase price allocation - Fair value of 14,000,000 shares issued	$ 541,796	[1]
Purchase price allocation - Fair value of 14,000,000 warrants issued	158,204	[1]
Purchase price allocation - Total consideration	700,000
Purchase price allocation - Net assets (liabilities) acquired from CHI
Purchase price allocation - Prepayments and advances	98,277
Purchase price allocation - Accounts payable and accrued liabilities	(115,000)
Purchase price allocation - Cash advances settled	381,666
Purchase price allocation - Net assets acquired	364,943
Purchase price allocation - Transaction cost	$ 335,057

[1]	See Note 11.